Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2013
Deferred tax assets:
Financial derivatives		$ (3,000)
Financial loss carryforwards for tonnage tax	$ 20,863,000	17,331,000
Total deferred tax asset	20,863,000	17,328,000
Less valuation allowance	(20,863,000)	(17,328,000)
Net deferred tax asset	0
Deferred tax liabilities:
Entrance tax	295,000	357,000		$ 3,000,000.0
Deferred Tax Liabilities, Gross, Total	295,000	357,000
Net deferred tax liabilities	$ 295,000	$ 357,000	$ 453,000